Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2015
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mft
Prospectus Date	rr_ProspectusDate	May 01, 2015
USAA S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2015
Risk/Return	rr_RiskReturnHeading	USAA S&P 500 INDEX FUND Reward Shares and Member Shares SUPPLEMENT DATED DECEMBER 22, 2015 TO THE FUND'S PROSPECTUS DATED MAY 1, 2015
Objective	rr_ObjectiveHeading	This Supplement updates certain information contained in the above-dated prospectus for the USAA S&P 500 Fund (the Fund). Please review this important information carefully.
Objective, Primary	rr_ObjectivePrimaryTextBlock

The purpose of this Supplement is to revise the Fund’s average annual total returns.

The average annual total returns table found on page 5 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Please Retain This Supplement For Your Future Reference. 98465-1215
USAA S&P 500 Index Fund | Member Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.38%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.44%	[1]
USAA S&P 500 Index Fund | Member Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.92%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.61%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.04%	[1]
USAA S&P 500 Index Fund | Member Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.92%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.25%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.05%	[1]
USAA S&P 500 Index Fund | Reward Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.30%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.57%	[1]
USAA S&P 500 Index Fund | Reward Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
[1]	excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.